Financial risk management and fair value estimates (Details) - Market Risk [Member] - Agricultural Business [Member] - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Net monetary position (Liability)/Asset	$ (68,500)	$ (46,940)	$ (38,144)
Argentine Peso [Member]
Statement [Line Items]
Net monetary position (Liability)/Asset	(69,518)	(47,055)	(38,478)
Brazilian Reais [Member]
Statement [Line Items]
Net monetary position (Liability)/Asset	1,018	270	499
Bolivian Peso [Member]
Statement [Line Items]
Net monetary position (Liability)/Asset	$ 0	$ (155)	$ (165)